CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	€ 106,074	€ 102,001
Cost of revenue	(47,744)	(47,956)
Gross Profit	58,330	54,045
Selling, general and administrative expenses	(63,491)	(57,795)
Loss on remeasurement of derivative liability		(94)
Gain on settlement of convertible debt		169
(Loss) Gain on remeasurement of deferred consideration	(157)	132
Operating Loss	(5,318)	(3,543)
Net interest expense and other financing charges	(1,072)	(3,157)
Loss Before Income Taxes	(6,390)	(6,700)
Income taxes (expense) recovery	(1,725)	1,553
Net Loss	(8,115)	(5,147)
Items to be reclassified to net loss:
Cumulative translation adjustment	(4,773)	2,408
Items that will not be reclassified to net loss:
Remeasurement of employee obligations	17	(25)
Net Comprehensive Loss	€ (12,871)	€ (2,764)
Basic and Diluted Loss Per Share
Basic Loss Per Share	€ (0.32)	€ (0.21)
Diluted Loss Per Share	€ (0.32)	€ (0.21)
Weighted average number of shares - basic	25.3	24.3
Weighted average number of shares - diluted	25.3	24.3